Exceptional items (Tables)	6 Months Ended
Dec. 31, 2025
Exceptional Items [Abstract]
Schedule of exceptional items

	Six months ended 31 December 2025	Six months ended 31 December 2024
	$ million	$ million
Exceptional operating items
Restructuring programmes (1)	(86)	(72)
Discretionary increase in pension benefits in Ireland (2)	(38)	—
Litigations in Europe (3)	(17)	—
Distill Ventures (4)	1	—
Distribution model change in France (5)	—	(145)
	(140)	(217)
Non-operating items
Sale of businesses and brands
Seychelles Breweries Limited (6)	62	—
Guinness Ghana Breweries PLC (7)	(49)	—
East African Breweries PLC and the Kenyan spirits business prospective sale (8)	(8)	—
Guinness Nigeria PLC (9)	2	(114)
Pampero brand (10)	(1)	53
Guinness Cameroun S.A. (11)	—	(8)
Safari brand (12)	—	15
Other (13)	1	—
	7	(54)

Exceptional items before taxation	(133)	(271)

Items included in taxation
Tax on exceptional operating items	18	44
Tax on exceptional non-operating items	(7)	(12)
	11	32

Total exceptional items	(122)	(239)
Attributable to:
Equity shareholders of the parent company	(123)	(235)
Non-controlling interests	1	(4)
Total exceptional items	(122)	(239)